Fair value measurements (Details Narrative) - Bendon Limited [Member]	Apr. 30, 2021
First Year [Member]
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	30.00%
Second Year [Member]
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	20.00%
Third Year [Member]
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	10.00%